Supplement dated May 1, 2019
to the
Options Elite (NLAIC) prospectus dated May 1, 2008
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
The following sections of the prospectus are restated.
1)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
2)	The Legal Proceedings for Nationwide Life and Annuity Insurance Company and Nationwide Investment Services Corporation, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
3)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the policy owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.15%	0.96%
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
PROS-2019-190

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Portfolio is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
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Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Portfolio is only available in policies issued before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Janus Henderson VIT Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
PROS-2019-190

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Vanguard Variable Insurance Fund High Yield Bond Portfolio seeks to provide a high level of current income.
PROS-2019-190

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
PROS-2019-190